Financial and Capital Risk Management (Details)										12 Months Ended
	Oct. 08, 2025 USD ($)	Oct. 08, 2025 COP ($) $ / shares shares	Oct. 31, 2024 USD ($)	Oct. 31, 2024 COP ($) $ / shares shares	Dec. 06, 2023 COP ($)	Mar. 22, 2023 USD ($)	Mar. 22, 2023 COP ($) $ / shares shares	Oct. 25, 2022 USD ($)	Oct. 25, 2022 COP ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 10, 2021 COP ($)
Financial and Capital Risk Management [Line Items]
Exchange rate										0.7154	0.73
Cash balance										$ 129,647,421	$ 38,930,957	$ 14,166,196
Debt securities aggregate total (in Pesos)													$ 100,000,000
Offering cost	$ 89,879,588	$ 125,400,000	$ 28,923,541	$ 40,250,000		$ 21,882,311	$ 30,005,000	$ 7,891,000	$ 10,763,000
Sale shares (in Shares) | shares		6,600,000		8,050,000			7,060,000		4,783,400
Sale of price per unit (in Pesos per share) | $ / shares		$ 19		$ 5			$ 4.25		$ 2.25
Aggregate total (in Pesos)					$ 200,000,000
Bottom of range [member]
Financial and Capital Risk Management [Line Items]
Net loss										29,870	2,512,038
Top of range [member]
Financial and Capital Risk Management [Line Items]
Net loss										$ 36,507	$ 3,070,268
Banco de la Republica - Colombia [Member]
Financial and Capital Risk Management [Line Items]
Exchange rate										3,757.08	4,409.15
Foreign Currency Risk [Member]
Financial and Capital Risk Management [Line Items]
Exchange rate										4,052.71	4,071.35
Bank of Canada [Member]
Financial and Capital Risk Management [Line Items]
Exchange rate										0.7296	0.695